UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Phillips Financial Management, LLC
Address: 6920 Pointe Inverness Way, Suite 230
         Fort Wayne, IN  46804

13F File Number:  28-11590

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      John M. Behrendt
Title:     Managing Member
Phone:     (260) 420-7732

Signature, Place, and Date of Signing:

      /s/  John M. Behrendt     Fort Wayne, IN     July 25, 2007

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     29

Form13F Information Table Value Total:     $158,833 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
GENERAL ELECTRIC CO            COM              369604103      735    19211 SH       SOLE                        0        0    19211
ISHARES TR                     MSCI EAFE IDX    464287465    20860   258265 SH       SOLE                        0        0   258265
ISHARES TR                     RUSSELL 1000     464287622     1485    18188 SH       SOLE                        0        0    18188
ISHARES TR                     RUSSELL1000VAL   464287598     1349    15549 SH       SOLE                        0        0    15549
ISHARES TR                     S&P 500 INDEX    464287200    15363   102073 SH       SOLE                        0        0   102073
ISHARES TR                     S&P EURO PLUS    464287861     1867    15969 SH       SOLE                        0        0    15969
ISHARES TR                     S&P MIDCAP 400   464287507    23132   259092 SH       SOLE                        0        0   259092
ISHARES TR                     S&P SMLCAP 600   464287804     1134    15943 SH       SOLE                        0        0    15943
ISHARES TR                     S&P 500 VALUE    464287408    21527   263494 SH       SOLE                        0        0   263494
ISHARES TR                     S&P MC 400 GRW   464287606     1358    15060 SH       SOLE                        0        0    15060
ISHARES TR                     S&P MIDCP VALU   464287705     1866    21542 SH       SOLE                        0        0    21542
ISHARES TR                     S&P SMLCP VALU   464287879    12081   152154 SH       SOLE                        0        0   152154
ISHARES TR                     DJ SEL DIV INX   464287168     3092    43009 SH       SOLE                        0        0    43009
ISHARES TR                     IBOXX INV CPBD   464287242     1722    16464 SH       SOLE                        0        0    16464
ISHARES TR                     LEHMAN AGG BND   464287226     3311    33665 SH       SOLE                        0        0    33665
JP MORGAN CHASE & CO           COM              46625H100     1320    27242 SH       SOLE                        0        0    27242
LINCOLN NATL CORP IND          COM              534187109     6074    85605 SH       SOLE                        0        0    85605
SPDR TR                        UNIT SER 1       78462F103     4830    32107 SH       SOLE                        0        0    32107
STREETTRACKS SER TR            DJ WIL REIT      86330E604    12825   158039 SH       SOLE                        0        0   158039
TOWER FINANCIAL CORP           COM              891769101      336    22480 SH       SOLE                        0        0    22480
VANGUARD INDEX FDS             LARGE CAP ETF    922908637     2275    33975 SH       SOLE                        0        0    33975
VANGUARD INDEX FDS             MID CAP ETF      922908629     4157    51613 SH       SOLE                        0        0    51613
VANGUARD INDEX FDS             REIT ETF         922908553     2382    33577 SH       SOLE                        0        0    33577
VANGUARD INDEX FDS             SM CP VAL ETF    922908611     1839    24579 SH       SOLE                        0        0    24579
VANGUARD INDEX FDS             VALUE ETF        922908744     5600    77892 SH       SOLE                        0        0    77892
VANGUARD INTL EQUITY INDEX F   EMR MKT ETF      922042858     1035    11342 SH       SOLE                        0        0    11342
VANGUARD INTL EQUITY INDEX F   EURPEAN ETF      922042874     2710    35503 SH       SOLE                        0        0    35503
VANGUARD INTL EQUITY INDEX F   PACIFIC ETF      922042866     2125    30129 SH       SOLE                        0        0    30129
WILLIAMS COS INC DEL           COM              969457100      443    13998 SH       SOLE                        0        0    13998